Group income statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit (loss) [abstract]
Revenue and other operating income	$ 46,627	$ 47,299	$ 93,532	$ 96,179
Share of profit (loss) of joint ventures accounted for using equity method	241	250	568	428
Share of profit (loss) of associates accounted for using equity method	155	266	404	564
Interest And Other Income1	375	414	760	795
Gain On Disposals, Property, Plant And Equipment And Disposal Of Investments In Subsidiaries, Joint Ventures And Associates	279	21	293	245
Revenue	47,677	48,250	95,557	98,211
Cost of inventories recognised as expense during period	26,875	28,891	54,595	56,538
Production And Manufacturing Expenses, Excluding Taxes	6,153	6,692	12,267	13,539
Tax expense other than income tax expense	414	484	861	928
Depreciation, depletion and amortization	4,641	4,098	8,824	8,248
Impairment loss (reversal of impairment loss) net of losses of sales of businesses and fixed assets recognised in profit or loss	1,157	1,309	1,660	2,046
Expense arising from exploration for and evaluation of mineral resources	139	179	242	426
Distribution and administrative expense	4,242	4,167	8,653	8,389
Profit (loss) from operating activities	4,056	2,430	8,455	8,097
Finance costs	1,229	1,216	2,550	2,291
Interest Income (Expense) Relating To Pensions And Other Post-Retirement Benefits	(56)	(40)	(108)	(81)
Profit (loss) before tax	2,883	1,254	6,013	5,887
Tax expense (income)	954	1,184	3,102	3,408
Profit (loss)	1,929	70	2,911	2,479
Attributable to
Profit (loss), attributable to owners of parent	1,629	(129)	2,316	2,134
Profit (loss), attributable to non-controlling interests	$ 300	$ 199	$ 595	$ 345
Ordinary shares [member]
Profit (loss), attributable to bp shareholders
Basic earnings (loss) per share	$ 0.1041	$ (0.0078)	$ 0.1473	$ 0.1285
Diluted earnings (loss) per share	0.1027	(0.0078)	0.1444	0.1254
ADS [Member]
Profit (loss), attributable to bp shareholders
Basic earnings (loss) per share	0.62	(0.05)	0.88	0.77
Diluted earnings (loss) per share	$ 0.62	$ (0.05)	$ 0.87	$ 0.75